united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-10123

The North Country Funds

(Exact name of Registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices) (Zip code)

James Colantino

c/o Ultimus Fund Solutions, LLC., 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 5/31/23

Item 1. Reports to Stockholders.

The North Country Funds

Large Cap Equity Fund

Semi-Annual Report
May 31, 2023
Investment Adviser
North Country Investment Advisers, Inc.
250 Glen Street
Glens Falls, NY 12801

Administrator and Fund Accountant Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Investor Information: (888) 350-2990	This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The North Country Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

North Country Large Cap Equity Fund
Portfolio Summary (Unaudited)
May 31, 2023

Industries	% of Net Assets	Industries	% of Net Assets
Common Stock	96.0%	Beverages	1.9%
Software	14.4%	Asset Management	1.7%
Technology Hardware	9.1%	Household Products	1.7%
Medical Equipment & Devices	6.2%	Chemicals	1.7%
Biotech & Pharma	5.3%	Diversified Industrials	1.5%
Internet Media & Services	5.1%	Leisure Facilities & Services	1.4%
Banking	3.8%	Home Construction	1.2%
Retail - Consumer Staples	3.5%	Electric Utilities	1.1%
Retail - Discretionary	3.4%	Machinery	1.0%
Semiconductors	3.2%	Wholesale - Consumer Staples	1.0%
E-Commerce Discretionary	3.1%	Data Center REIT	0.9%
Institutional Financial Services	3.1%	Apparel & Textile Products	0.7%
Technology Services	2.6%	Specialty Finance	0.6%
Insurance	2.4%	Self-Storage REIT	0.4%
Health Care Facilities & Services	2.3%	Infrastructure REIT	0.3%
Transportation & Logistics	2.3%	Telecommunications	0.3%
Commercial Support Services	2.3%	Construction Materials	0.2%
Oil & Gas Producers	2.2%	Money Market Funds	4.2%
Electrical Equipment	2.1%	Liabilities in Excess of Other Assets	(0.2%)
Entertainment Content	2.0%	Total Net Assets	100.0%

Top Ten Holdings	% of Net Assets	Top Ten Holdings	% of Net Assets
Apple, Inc.	7.9%	Visa, Inc.	2.6%
Microsoft Corporation	7.7%	Berkshire Hathaway, Inc.	2.4%
Adobe, Inc.	3.3%	UnitedHealth Group, Inc.	2.3%
Amazon.com, Inc.	3.1%	Thermo Fisher Scientific, Inc.	2.3%
Alphabet, Inc.	3.0%	JPMorgan Chase & Company	2.3%

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.0%
	APPAREL & TEXTILE PRODUCTS - 0.7%
8,500	NIKE, Inc., Class B	$894,710

	ASSET MANAGEMENT - 1.7%
3,350	BlackRock, Inc.	2,202,793

	BANKING - 3.8%
69,500	Bank of America Corporation	1,931,405
21,700	JPMorgan Chase & Company	2,944,907
		4,876,312
	BEVERAGES - 1.9%
13,200	PepsiCo, Inc.	2,407,020

	BIOTECH & PHARMA - 5.3%
10,200	Amgen, Inc.	2,250,630
600	Eli Lilly and Company	257,676
16,500	Johnson & Johnson	2,558,490
44,500	Pfizer, Inc.	1,691,890
		6,758,686
	CHEMICALS - 1.7%
2,700	Air Products and Chemicals, Inc.	726,678
3,900	Ecolab, Inc.	643,695
2,000	LyondellBasell Industries N.V., Class A	171,080
2,750	Sherwin-Williams Company (The)	626,395
		2,167,848
	COMMERCIAL SUPPORT SERVICES - 2.3%
18,000	Waste Management, Inc.	2,914,560

	CONSTRUCTION MATERIALS - 0.2%
1,100	Vulcan Materials Company	215,050

	DATA CENTER REIT - 0.9%
11,000	Digital Realty Trust, Inc.	1,127,060

The accompanying notes are an integral part of these financial statements.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.5%
10,000	Honeywell International, Inc.	$1,916,000

	E-COMMERCE DISCRETIONARY - 3.1%
33,100	Amazon.com, Inc.(a)	3,991,198

	ELECTRIC UTILITIES - 1.1%
8,000	Dominion Energy, Inc.	402,240
5,500	NextEra Energy, Inc.	404,030
9,150	Southern Company (The)	638,213
		1,444,483
	ELECTRICAL EQUIPMENT - 2.1%
35,000	Amphenol Corporation, Class A	2,640,750

	ENTERTAINMENT CONTENT - 2.0%
17,500	Activision Blizzard, Inc.(a)	1,403,500
12,950	Walt Disney Company (The)(a)	1,139,082
		2,542,582
	HEALTH CARE FACILITIES & SERVICES - 2.3%
6,100	UnitedHealth Group, Inc.	2,972,164

	HOME CONSTRUCTION - 1.2%
33,000	Masco Corporation	1,594,560

	HOUSEHOLD PRODUCTS - 1.7%
15,400	Procter & Gamble Company (The)	2,194,500

	INFRASTRUCTURE REIT - 0.3%
2,350	American Tower Corporation	433,434

	INSTITUTIONAL FINANCIAL SERVICES - 3.1%
2,600	Goldman Sachs Group, Inc. (The)	842,140
21,000	Intercontinental Exchange, Inc.	2,224,950
11,300	Morgan Stanley	923,888
		3,990,978

The accompanying notes are an integral part of these financial statements.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	INSURANCE - 2.4%
9,550	Berkshire Hathaway, Inc., Class B(a)	$3,066,314

	INTERNET MEDIA & SERVICES - 5.1%
31,800	Alphabet, Inc., Class A(a)	3,907,266
5,500	Meta Platforms, Inc., Class A(a)	1,455,960
3,000	Netflix, Inc.(a)	1,185,690
		6,548,916
	LEISURE FACILITIES & SERVICES - 1.4%
3,800	Domino’s Pizza, Inc.	1,101,430
2,600	McDonald’s Corporation	741,286
		1,842,716
	MACHINERY - 1.0%
6,300	Caterpillar, Inc.	1,296,225

	MEDICAL EQUIPMENT & DEVICES - 6.2%
20,000	Abbott Laboratories	2,040,000
5,000	Danaher Corporation	1,148,100
6,500	Stryker Corporation	1,791,270
5,825	Thermo Fisher Scientific, Inc.	2,961,779
		7,941,149
	OIL & GAS PRODUCERS - 2.2%
6,600	Chevron Corporation	994,092
8,200	Exxon Mobil Corporation	837,876
34,400	Williams Companies, Inc. (The)	985,904
		2,817,872
	RETAIL - CONSUMER STAPLES - 3.5%
2,075	Costco Wholesale Corporation	1,061,487
8,400	Dollar Tree, Inc.(a)	1,132,992
15,500	Walmart, Inc.	2,276,485
		4,470,964
	RETAIL - DISCRETIONARY - 3.4%
9,200	Home Depot, Inc. (The)	2,607,740
23,050	TJX Companies, Inc. (The)	1,770,010
		4,377,750

The accompanying notes are an integral part of these financial statements.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	SELF-STORAGE REIT - 0.4%
1,900	Public Storage	$538,270

	SEMICONDUCTORS - 3.2%
6,630	NVIDIA Corporation	2,508,394
13,750	QUALCOMM, Inc.	1,559,388
		4,067,782
	SOFTWARE - 14.4%
10,000	Adobe, Inc.(a)	4,177,900
30,000	Microsoft Corporation	9,851,699
19,000	Oracle Corporation	2,012,860
11,000	Salesforce, Inc.(a)	2,457,180
		18,499,639
	SPECIALTY FINANCE - 0.6%
6,800	Capital One Financial Corporation	708,628

	TECHNOLOGY HARDWARE - 9.1%
57,500	Apple, Inc.	10,191,874
30,750	Cisco Systems, Inc.	1,527,353
		11,719,227
	TECHNOLOGY SERVICES - 2.6%
15,000	Visa, Inc., Class A	3,315,450

	TELECOMMUNICATIONS - 0.3%
26,000	AT&T, Inc.	408,980

	TRANSPORTATION & LOGISTICS - 2.3%
5,300	Union Pacific Corporation	1,020,356
11,400	United Parcel Service, Inc., Class B	1,903,800
		2,924,156

The accompanying notes are an integral part of these financial statements.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	WHOLESALE - CONSUMER STAPLES - 1.0%
17,500	Sysco Corporation	$1,224,125

	TOTAL COMMON STOCKS (Cost $52,452,310)	123,052,851

	SHORT-TERM INVESTMENT — 4.2%
	MONEY MARKET FUND - 4.2%
5,414,110	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.00% (Cost $5,414,110)(b)	5,414,110

	TOTAL INVESTMENTS – 100.2% (Cost $57,866,420)	$128,466,961
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(206,113)
	NET ASSETS - 100.0%	$128,260,848

N.V.	- Naamioze Vennootschap

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2023.

The accompanying notes are an integral part of these financial statements.

THE NORTH COUNTRY FUNDS
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2023

Large Cap
Equity Fund
ASSETS:
Investments in securities, at fair value (Cost $57,866,420)	$128,466,961
Dividends and interest receivable	221,948
Receivable for fund shares sold	71,630
Prepaid expenses and other assets	29,386
Total Assets	128,789,925

LIABILITIES:
Payable for fund shares redeemed	419,205
Accrued advisory fees	81,642
Payable to related parties	13,213
Accrued expenses and other liabilities	15,017
Total Liabilities	529,077
Net Assets	$128,260,848

NET ASSETS CONSIST OF:
Paid in capital	$52,565,674
Accumulated earnings	75,695,174
Net Assets	$128,260,848

Shares outstanding (unlimited number of shares authorized; no par value)	6,845,189

Net asset value, offering and redemption price per share ($128,260,848/6,845,189)	$18.74

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2023

Large Cap
Equity Fund
INVESTMENT INCOME:
Dividends	$1,005,672
Interest	73,859
Total investment income	1,079,531

EXPENSES:
Investment advisory fees	474,472
Administration and fund accounting fees	89,079
Legal fees	24,740
Transfer agency fees	19,197
Trustees’ fees	11,852
Audit fees	8,851
Printing expense	7,499
Chief Compliance Officer fees	7,979
Registration and filing fees	8,410
Custody fees	6,234
Insurance expense	5,907
Miscellaneous expenses	4,364
Total expenses	668,584

Net investment income	410,947

NET REALIZED AND UNREALIZED GAIN/(LOSS)ON INVESTMENTS:
Net realized gain from investment transactions	4,678,617
Net change in unrealized depreciation of investments	(2,748,556)
Net realized and unrealized gain on investments	1,930,061
Net increase in net assets resulting from operations	$2,341,008

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
LARGE CAP EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Year
	May 31, 2023	Ended
	(Unaudited)	November 30, 2022

FROM OPERATIONS:
Net investment income	$410,947	$720,871
Net realized gain from investment transactions	4,678,617	14,498,058
Net change in unrealized depreciation	(2,748,556)	(36,088,146)
Net increase (decrease) in net assets resulting from operations	2,341,008	(20,869,217)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(14,322,130)	(13,679,110)

CAPITAL SHARE TRANSACTIONS (Note 4)	8,670,711	(4,506,023)

Net decrease in net assets	(3,310,411)	(39,054,350)

NET ASSETS:
Beginning of period	131,571,259	170,625,609

End of period	$128,260,848	$131,571,259

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
LARGE CAP EQUITY FUND
FINANCIAL HIGHLIGHTS

(For a fund share outstanding throughout each period)

	For the Six
	Months Ended
	May 31, 2023		For the Year Ended November 30,
	(Unaudited)		2022	2021	2020	2019	2018

Net asset value, beginning of period	$20.73		$25.86	$23.48	$20.32	$18.99	$18.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.06		0.11	0.07	0.08	0.08	0.05
Net realized and unrealized gain (loss) on investments	0.21		(3.16)	4.74	4.44	2.55	1.28
Total from investment operations	0.27		(3.05)	4.81	4.52	2.63	1.33

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.12)		(0.07)	(0.10)	(0.08)	(0.05)	(0.07)
Distribution from net realized gains from security transactions	(2.14)		(2.01)	(2.33)	(1.28)	(1.25)	(1.14)
Total distributions	(2.26)		(2.08)	(2.43)	(1.36)	(1.30)	(1.21)

Net asset value, end of period	$18.74		$20.73	$25.86	$23.48	$20.32	$18.99

Total return (2)	1.91	% (4)	(13.02)%	22.73%	23.90%	15.25%	7.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$128,261		$131,571	$170,626	$151,343	$136,366	$127,978
Ratios to average net assets:
Expenses	1.06	% (3)	1.02%	0.99%	1.02%	1.04%	1.03%
Net investment income	0.65	% (3)	0.51%	0.31%	0.40%	0.41%	0.29%
Portfolio turnover rate	2	% (4)	7%	7%	5%	15%	22%

(1)	Net investment income per share is based on average shares outstanding during the year or period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Annualized for periods of less than one year.

(4)	Not annualized.

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2023

NOTE 1. ORGANIZATION

The North Country Funds (the “Trust”) was organized as a Massachusetts business trust on June 1, 2000, and registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified, management investment company on September 11, 2000. The Trust currently offers one series: the North Country Large Cap Equity Fund (the “Fund”). The Fund’s principal investment objective is to provide investors with long-term capital appreciation. The Fund commenced operations on March 1, 2001.

The Fund was initially organized on March 26, 1984 under New York law as a Collective Investment Trust sponsored by Glens Falls National Bank & Trust Company. Prior to its conversion to a regulated investment company (mutual fund), investor participation was limited to qualified employee benefit plans.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with these generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from these estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Security Valuation – Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Any securities or other assets for which market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at fair value pursuant to the Fund’s fair value pricing policies and procedures, as approved by the Board (the “Valuation Policy”). The Board has designated North Country Investment Advisers, Inc., the Fund’s investment adviser (the “Adviser”), as the “Valuation Designee” pursuant to Rule 2a-5 under the 1940 Act to make fair value determinations for all of the Fund’s investments for which market quotations are not readily available (or are deemed unreliable). The Board will oversee the Adviser’s fair value determinations and the Adviser’s performance as Valuation Designee. Pursuant to the Valuation Policy, the Valuation Designee will take into account all relevant factors and circumstances in determining the fair value of a security, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023

by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the availability and use of data, reports or formulae produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; (viii) the size of the Fund’s holdings; (ix) the existence of any extraordinary event relating to the security; (x) changes in the market environment; and (xi) any other matters considered relevant by the Valuation Designee. In the absence of readily available market quotations, or other observable inputs, securities valued at fair value pursuant to the Procedures would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Fund to meet its obligations may be affected by economic or political developments in a specific country or region.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, including the Valuation Designee’s assumptions used in determining the fair value of priced instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023

The following is a summary of inputs used as of May 31, 2023, in valuing the Fund’s assets carried at fair value.

North Country Large Cap Equity Fund:
Assets	Level 1	Level 2	Level 3*	Total
Common Stock **	$123,052,851	$—	$—	$123,052,851
Money Market Fund	5,414,110	—	—	5,414,110
Total	$128,466,961	$—	$—	$128,466,961

*	The Fund did not hold any Level 3 investments during the period.

**	See Schedule of Investments for industry classifications.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2020, to November 30, 2022, or expected to be taken in the Fund’s November 30, 2023, year-end tax returns. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. The Fund identifies its major tax jurisdictions as U.S. Federal and New York State.

Dividends and Distributions – The Fund will pay dividends from net investment income, if any, on an annual basis. The Fund will declare and pay distributions from net realized capital gains, if any, annually. Income and capital gain distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security Transactions – Securities transactions are recorded no later than the first business day after the trade date, except for reporting purposes when trade date is used. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement (the “Advisory Agreement”) with North Country Investment Advisers, Inc. (the “Adviser”). Pursuant to the Advisory Agreement, the Adviser is responsible for formulating the Trust’s investment programs, making day-to-day investment decisions and engaging in portfolio transactions, subject to the authority of the Board of Trustees. Under the terms of the agreement, the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund. For the six months ended May 31, 2023, the Adviser received advisory fees of $474,472.

The Trust has entered into an Underwriting Agreement with Northern Lights Distributors, LLC (“the Distributor”) to serve as the principal underwriter for the Fund and distributor for the Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Certain officers and/or trustees of the Adviser are also officers/trustees of the Trust.

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023

NOTE 4. CAPITAL SHARE TRANSACTIONS

At May 31, 2023, there were an unlimited number of shares authorized with no par value.

Transactions in capital shares were as follows:

	For the Six Months		For the Year
	Ended		Ended
	May 31, 2023		November 30, 2022
	Shares	Amount	Shares	Amount
Shares sold	194,856	$3,476,406	338,914	$7,300,809
Shares issued for reinvestment of dividends	772,470	13,688,179	521,834	12,764,060
Shares redeemed	(469,367)	(8,493,874)	(1,110,409)	(24,570,892)
Net increase (decrease)	497,959	$8,670,711	(249,661)	$(4,506,023)

NOTE 5. INVESTMENTS

The cost of purchases and proceeds from the sales of securities, other than short-term investments, for the six months ended May 31, 2023, amounted to $2,672,965 and $10,088,698, respectively.

NOTE 6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its gross unrealized appreciation and depreciation at May 31, 2023, were as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$57,829,148	$71,880,162	$(1,242,349)	$70,637,813

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023

NOTE 7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended November 30, 2022, and fiscal year ended November 30, 2021, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2022	November 30, 2021
Ordinary Income	$594,998	$611,331
Long-Term Capital Gain	13,084,112	15,041,185
Return of Capital	—	—
	$13,679,110	$15,652,516

As of November 30, 2022, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$700,353	$13,589,574	$—	$—	$—	$73,386,369	$87,676,296

The difference between book basis and tax basis unrealized appreciation/(depreciation) from investments is primarily attributable to the adjustments for C-Corporation return of capital distributions.

NOTE 8. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of May 31 2023, SEI Private Trust Company, an account holding shares for the benefit of others in nominee name, held approximately 87% of the voting securities of the Fund.

NOTE 9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no events requiring additional adjustment or disclosure in the financial statements.

THE NORTH COUNTRY FUNDS
DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at December 1, 2022 and held until May 31, 2023.

Actual Expenses: The “Actual” section of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense	Expenses Paid During
	Account Value	Account Value	Ratio	the Period*
	(12/1/22)	(5/31/23)	(Annualized)	(12/1/22-5/31/23)
Large Cap Equity Fund
Actual	$1,000.00	$1,019.10	1.06%	$5.34
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	1.06%	$5.34

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days.

Rev July 2011

FACTS	WHAT DO THE NORTH COUNTRY FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The North Country Funds (“The Funds”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do The Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-350-2990

Who we are
Who is providing this notice?	The North Country Funds
What we do
How do The Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How do The Funds collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes — information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for non-affiliates to market to you

●     State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     Our affiliates include financial companies such as Glens Falls National Bank and Trust Company and North Country Investment Advisers.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Funds do not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-888-350-2990 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT, within sixty days of the end of the period. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-350-2990.

NC-SAR23

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases . Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 8/4/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 8/4/23

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer

Date 8/4/23